Mineral Property, Pland and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2018	$1,194.6	$2,305.6	$95.8	$250.4	$3,846.4
Additions	125.2	131.9	9.1	11.6	277.8
Revisions to decommissioning liabilities	—	13.3	—	—	13.3
Right-of-use assets	2.4	—	—	—	2.4
Disposals	(1.9)	—	—	—	(1.9)
At December 31, 2019	$1,320.3	$2,450.8	$104.9	$262.0	$4,138.0
Additions	94.1	101.5	33.2	14.2	243.0
Acquisition of Trillium Mining Corp. (i)	—	—	—	19.3	19.3
Repurchase of Island Gold royalty (ii)	—	54.8	—	—	54.8
Revisions to decommissioning liabilities	—	17.1	—	—	17.1
Disposals	(5.6)	—	—	—	(5.6)
Transfers	121.2	—	(121.2)	—	—
At December 31, 2020	$1,530.0	$2,624.2	$16.9	$295.5	$4,466.6

Accumulated amortization and impairment charges
At December 31, 2018	$502.9	$521.4	$—	$8.8	$1,033.1
Amortization	66.6	105.0	—	—	171.6
Amortization (right-of-use assets)	1.1	—	—	—	1.1
Disposals	(1.2)	—	—	—	(1.2)
At December 31, 2019	$569.4	$626.4	$—	$8.8	$1,204.6
Amortization	75.5	88.8	—	—	164.3
Amortization (right-of-use assets)	1.0	—	—	—	1.0
Disposals	(4.6)	—	—	—	(4.6)
At December 31, 2020	$641.3	$715.2	$—	$8.8	$1,365.3

Net carrying value
At December 31, 2019	$750.9	$1,824.4	$104.9	$253.2	$2,933.4
At December 31, 2020	$888.7	$1,909.0	$16.9	$286.7	$3,101.3
Note: Certain comparative balances have been restated to conform presentation adopted during the year.
The net carrying values by segment (note 14) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$684.7	$822.8	—	—	$1,507.5
Island Gold	88.4	818.7	4.9	—	912.0
Mulatos	107.8	126.7	12.0	—	246.5
Kirazlı	0.3	140.8	—	—	141.1
Corporate and other	7.5	—	—	286.7	294.2
At December 31, 2020	$888.7	$1,909.0	$16.9	$286.7	$3,101.3

Young-Davidson	$555.3	$807.0	$104.9	—	$1,467.2
Island Gold	77.3	747.0	—	—	824.3
Mulatos	109.7	136.1	—	—	245.8
Kirazlı	0.3	134.3	—	—	134.6
Corporate and other	8.3	—	—	253.2	261.5
At December 31, 2019	$750.9	$1,824.4	$104.9	$253.2	$2,933.4